Vanguard US Momentum Factor ETF Investment Strategy - ETF Prospectus [Member] - Vanguard US Momentum Factor ETF	Nov. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an active management approach, investing primarily in U.S. common stocks with the potential to generate higher returns relative to the broad U.S. equity market by selecting stocks with strong recent performance as determined by the advisor. The Fund’s portfolio includes a diverse mix of companies representing many different market sectors and industry groups. The advisor uses a quantitative model to evaluate all of the securities in an investment universe comprised of U.S. large-, mid-, and small-capitalization stocks and to construct a U.S. equity portfolio that seeks to achieve exposure to securities with relatively strong recent performance subject to a rules-based screen designed to promote diversification and to mitigate exposure to certain less liquid stocks. Securities with relatively strong recent past performance may be identified by measures such as performance over different time periods. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities issued by U.S. companies.